Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current tax expense/(credit)
Total current tax expense (income) and adjustments for current tax of prior periods	€ (1,062)	€ (1,018)	€ (950)
Total deferred tax (expense)/income	434	(1,897)	3,814
Total income tax expense/(income)	(1,496)	879	(4,764)
Tax on discontinued operations
Tax credit on profit from ordinary activities of discontinued operations	(56)	(617)	(973)
Tax credit relating to impairment		925	840
Tax charged/(credited) directly to other comprehensive income
Current tax	3	22	(16)
Deferred tax	56	70	44
Total tax charged directly to other comprehensive income	59	92	28
Tax charged/(credited) directly to equity
Deferred tax	4	9	(9)
Total tax (charged)/credited directly to equity	4	9	(9)
United Kingdom
Current tax expense/(credit)
Current year	21	70	27
Adjustments in respect of prior years	(9)	(5)	(3)
Total current tax expense (income) and adjustments for current tax of prior periods	(12)	(65)	(24)
Total deferred tax (expense)/income	(232)	39	(16)
Spectrum Payments	10,300
Overseas
Current tax expense/(credit)
Current year	1,098	1,055	961
Adjustments in respect of prior years	(48)	(102)	(35)
Total current tax expense (income) and adjustments for current tax of prior periods	(1,050)	(953)	(926)
Total deferred tax (expense)/income	€ 666	€ (1,936)	€ 3,830